Income Taxes - Schedule of Income Tax Expense (Recovery) (Parenthetical) (Detail) $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
2005 - 2017 taxation year [member] | Impact of CRA Settlement [member]
Income tax [line items]
Non-tax effected deductible temporary differences which gave rise to a deferred tax asset being recognized	$ 18